ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Additional Information On Transactions Related To Cash Flow Statement

The following table presents additional information on transactions related to the cash flow statement:

	2022	2021	2020
Non-cash items
Hedge accounting, net of tax effects	(520,444)	(137,211)	116,348
Dividends declared and not yet paid	-	180,772	-
Dividends receivable declared and not yet received	-	-	-
Stock and restricted share option plans	-	138,122	102,508
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	28,472	81,257	172,104
Application of judicial deposits in the settlement of legal proceedings	121,025	13,645	-
Consideration for acquisition of subsidiary	-	-	13,366,114